Employee Benefit Plans (Fair Value Measurements) (Details) (Qualified pension plan [Member], USD $)	Jul. 02, 2011		Jul. 03, 2010		Jun. 27, 2009
Fair value of plan assets at end of year	$ 2,106,313,000		$ 1,666,972,000
Reconciling item pension assets [Member]
Fair value of plan assets at end of year	(39,894,000)	[1]	(11,339,000)	[1]
Cash and cash equivalents [Member]
Fair value of plan assets at end of year	112,217,000	[2]	71,327,000	[2]
Cash and cash equivalents [Member] | Level 1 [Member]
Fair value of plan assets at end of year	0	[2]	0	[2]
Cash and cash equivalents [Member] | Level 2 [Member]
Fair value of plan assets at end of year	112,217,000	[2]	71,327,000	[2]
Cash and cash equivalents [Member] | Level 3 [Member]
Fair value of plan assets at end of year	0	[2]	0	[2]
Core Fixed Income [Member]
Fair value of derivative assets	8,600,000
Fair value of derivative liabilities	9,000,000
Core Fixed Income [Member] | Level 1 [Member] | U.S. government and agency securities [Member]
Fair value of plan assets at end of year	0
Core Fixed Income [Member] | Level 1 [Member] | Corporate bonds [Member]
Fair value of plan assets at end of year	0	[2]
Core Fixed Income [Member] | Level 1 [Member] | Asset-backed securities [Member]
Fair value of plan assets at end of year	0
Core Fixed Income [Member] | Level 1 [Member] | Mortgage-backed securities, net [Member]
Fair value of plan assets at end of year	0	[3]
Core Fixed Income [Member] | Level 1 [Member] | Other debt [Member]
Fair value of plan assets at end of year	0	[2]
Core Fixed Income [Member] | Level 1 [Member] | Derivatives, net [Member]
Fair value of plan assets at end of year	(34,000)	[4]
Core Fixed Income [Member] | Level 2 [Member] | U.S. government and agency securities [Member]
Fair value of plan assets at end of year	62,691,000
Core Fixed Income [Member] | Level 2 [Member] | Corporate bonds [Member]
Fair value of plan assets at end of year	79,974,000	[2]
Core Fixed Income [Member] | Level 2 [Member] | Asset-backed securities [Member]
Fair value of plan assets at end of year	8,704,000
Core Fixed Income [Member] | Level 2 [Member] | Mortgage-backed securities, net [Member]
Fair value of plan assets at end of year	129,941,000	[3]
Core Fixed Income [Member] | Level 2 [Member] | Other debt [Member]
Fair value of plan assets at end of year	17,905,000	[2]
Core Fixed Income [Member] | Level 2 [Member] | Derivatives, net [Member]
Fair value of plan assets at end of year	(340,000)	[4]
Core Fixed Income [Member] | Level 3 [Member] | U.S. government and agency securities [Member]
Fair value of plan assets at end of year	0
Core Fixed Income [Member] | Level 3 [Member] | Corporate bonds [Member]
Fair value of plan assets at end of year	0	[2]
Core Fixed Income [Member] | Level 3 [Member] | Asset-backed securities [Member]
Fair value of plan assets at end of year	0
Core Fixed Income [Member] | Level 3 [Member] | Mortgage-backed securities, net [Member]
Fair value of plan assets at end of year	0	[3]
Core Fixed Income [Member] | Level 3 [Member] | Other debt [Member]
Fair value of plan assets at end of year	0	[2]
Core Fixed Income [Member] | Level 3 [Member] | Derivatives, net [Member]
Fair value of plan assets at end of year	0	[4]
Core Fixed Income [Member] | U.S. government and agency securities [Member]
Fair value of plan assets at end of year	62,691,000
Core Fixed Income [Member] | Corporate bonds [Member]
Fair value of plan assets at end of year	79,974,000	[2]
Core Fixed Income [Member] | Asset-backed securities [Member]
Fair value of plan assets at end of year	8,704,000
Core Fixed Income [Member] | Mortgage-backed securities, net [Member]
Fair value of plan assets at end of year	129,941,000	[3]
Core Fixed Income [Member] | Other debt [Member]
Fair value of plan assets at end of year	17,905,000	[2]
Core Fixed Income [Member] | Derivatives, net [Member]
Fair value of plan assets at end of year	(374,000)	[4]
Long duration fixed income [Member]
Fair value of derivative assets	1,100,000		13,500,000
Fair value of derivative liabilities	300,000		11,900,000
Long duration fixed income [Member] | Level 1 [Member] | U.S. government and agency securities [Member]
Fair value of plan assets at end of year	0		0
Long duration fixed income [Member] | Level 1 [Member] | Corporate bonds [Member]
Fair value of plan assets at end of year	0		0	[2]
Long duration fixed income [Member] | Level 1 [Member] | Asset-backed securities [Member]
Fair value of plan assets at end of year	0		0
Long duration fixed income [Member] | Level 1 [Member] | Mortgage-backed securities, net [Member]
Fair value of plan assets at end of year	0		0	[3]
Long duration fixed income [Member] | Level 1 [Member] | Other debt [Member]
Fair value of plan assets at end of year	0	[2]	0	[2]
Long duration fixed income [Member] | Level 1 [Member] | Derivatives, net [Member]
Fair value of plan assets at end of year	280,000	[5]	600,000	[6]
Long duration fixed income [Member] | Level 2 [Member] | U.S. government and agency securities [Member]
Fair value of plan assets at end of year	79,970,000		178,097,000
Long duration fixed income [Member] | Level 2 [Member] | Corporate bonds [Member]
Fair value of plan assets at end of year	139,916,000		225,412,000	[2]
Long duration fixed income [Member] | Level 2 [Member] | Asset-backed securities [Member]
Fair value of plan assets at end of year	1,870,000		12,108,000
Long duration fixed income [Member] | Level 2 [Member] | Mortgage-backed securities, net [Member]
Fair value of plan assets at end of year	11,810,000		124,312,000	[3]
Long duration fixed income [Member] | Level 2 [Member] | Other debt [Member]
Fair value of plan assets at end of year	39,997,000	[2]	48,452,000	[2]
Long duration fixed income [Member] | Level 2 [Member] | Derivatives, net [Member]
Fair value of plan assets at end of year	512,000	[5]	991,000	[6]
Long duration fixed income [Member] | Level 3 [Member] | U.S. government and agency securities [Member]
Fair value of plan assets at end of year	0		0
Long duration fixed income [Member] | Level 3 [Member] | Corporate bonds [Member]
Fair value of plan assets at end of year	0		0	[2]
Long duration fixed income [Member] | Level 3 [Member] | Asset-backed securities [Member]
Fair value of plan assets at end of year	0		0
Long duration fixed income [Member] | Level 3 [Member] | Mortgage-backed securities, net [Member]
Fair value of plan assets at end of year	0		0	[3]
Long duration fixed income [Member] | Level 3 [Member] | Other debt [Member]
Fair value of plan assets at end of year	0	[2]	0	[2]
Long duration fixed income [Member] | Level 3 [Member] | Derivatives, net [Member]
Fair value of plan assets at end of year	0	[5]	0	[6]
Long duration fixed income [Member] | U.S. government and agency securities [Member]
Fair value of plan assets at end of year	79,970,000		178,097,000
Long duration fixed income [Member] | Corporate bonds [Member]
Fair value of plan assets at end of year	139,916,000		225,412,000	[2]
Long duration fixed income [Member] | Asset-backed securities [Member]
Fair value of plan assets at end of year	1,870,000		12,108,000
Long duration fixed income [Member] | Mortgage-backed securities, net [Member]
Fair value of plan assets at end of year	11,810,000		124,312,000	[3]
Long duration fixed income [Member] | Other debt [Member]
Fair value of plan assets at end of year	39,997,000	[2]	48,452,000	[2]
Long duration fixed income [Member] | Derivatives, net [Member]
Fair value of plan assets at end of year	792,000	[5]	1,591,000	[6]
Level 1 [Member] | International equity [Member]
Fair value of plan assets at end of year	117,655,000	[7]	0	[7]
Level 1 [Member] | High yield fixed income [Member]
Fair value of plan assets at end of year	0	[7]	0	[7]
Level 1 [Member] | U.S. large cap equity [Member]
Fair value of plan assets at end of year	139,048,000	[2]	259,621,000	[2]
Level 1 [Member] | U.S. small to mid cap equity [Member]
Fair value of plan assets at end of year	166,890,000		172,930,000
Level 1 [Member] | Real estate [Member]
Fair value of plan assets at end of year	0	[7]	0	[7]
Level 1 [Member] | Total invested plan assets [Member]
Fair value of plan assets at end of year	423,839,000		433,151,000
Level 1 [Member] | Private Equity [Member]
Fair value of plan assets at end of year	0	[7]
Level 2 [Member] | International equity [Member]
Fair value of plan assets at end of year	455,811,000	[7]	285,184,000	[7]
Level 2 [Member] | High yield fixed income [Member]
Fair value of plan assets at end of year	191,583,000	[7]	120,984,000	[7]
Level 2 [Member] | U.S. large cap equity [Member]
Fair value of plan assets at end of year	357,712,000	[2]	161,228,000	[2]
Level 2 [Member] | U.S. small to mid cap equity [Member]
Fair value of plan assets at end of year	0		0
Level 2 [Member] | Real estate [Member]
Fair value of plan assets at end of year	0	[7]	0	[7]
Level 2 [Member] | Total invested plan assets [Member]
Fair value of plan assets at end of year	1,690,273,000		1,228,095,000
Level 2 [Member] | Private Equity [Member]
Fair value of plan assets at end of year	0	[7]
Level 3 [Member]
Fair value of plan assets at end of year	32,095,000		17,065,000		14,839,000
Level 3 [Member] | International equity [Member]
Fair value of plan assets at end of year	0	[7]	0	[7]
Level 3 [Member] | High yield fixed income [Member]
Fair value of plan assets at end of year	0	[7]	0	[7]
Level 3 [Member] | U.S. large cap equity [Member]
Fair value of plan assets at end of year	0	[2]	0	[2]
Level 3 [Member] | U.S. small to mid cap equity [Member]
Fair value of plan assets at end of year	0		0
Level 3 [Member] | Real estate [Member]
Fair value of plan assets at end of year	30,615,000	[7]	17,065,000	[7]	14,839,000
Level 3 [Member] | Total invested plan assets [Member]
Fair value of plan assets at end of year	32,095,000		17,065,000
Level 3 [Member] | Private Equity [Member]
Fair value of plan assets at end of year	1,480,000	[7]	0		0
International equity [Member]
Fair value of plan assets at end of year	573,466,000	[7]	285,184,000	[7]
High yield fixed income [Member]
Fair value of plan assets at end of year	191,583,000	[7]	120,984,000	[7]
U.S. large cap equity [Member]
Fair value of plan assets at end of year	496,760,000	[2]	420,849,000	[2]
U.S. small to mid cap equity [Member]
Fair value of plan assets at end of year	166,890,000		172,930,000
Real estate [Member]
Fair value of plan assets at end of year	30,615,000	[7]	17,065,000	[7]
Total invested plan assets [Member]
Fair value of plan assets at end of year	2,146,207,000		1,678,311,000
Private Equity [Member]
Fair value of plan assets at end of year	$ 1,480,000	[7]

[1]	Include primarily plan receivables and payables, net.
[2]	Include direct investments and investment funds.
[3]	Include direct investments, investment funds and forward settling sales.
[4]	Include credit default swaps, interest rate swaps, and futures. The fair value of asset positions totaled $8.6 million; the fair value of liability positions totaled $9.0 million.
[5]	Include credit default swaps, interest rate swaps, foreign currency contracts, futures and options. The fair value of asset positions totaled $1.1 million; the fair value of liability positions totaled $0.3 million.
[6]	Include credit default swaps, interest rate swaps, foreign currency contracts, futures and options. The fair value of asset positions totaled $13.5 million; the fair value of liability positions totaled $11.9 million.
[7]	Include investments in investment funds only.